Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships	$ 4	$ 13	$ (1)
Interest rate contracts | Debt Securities | Interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	3,530	786	(627)
Gain or (loss) recognized on hedged item	(3,517)	(785)	624
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(1,441)	(646)	587
Gain or (loss) recognized on hedged item	1,438	645	(586)
FX contracts | Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	(9)	12	(1)
FX contracts | Investment and other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	1	0	0
FX contracts | Debt Securities
Derivative Instruments, Gain (Loss) [Line Items]
Gain from components excluded from assessment of fair value hedge effectiveness, net	1	1	1
FX contracts | Debt Securities | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(2)	11	(9)
Gain or (loss) recognized on hedged item	$ 4	$ (10)	$ 11